Intangible Assets	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Intangible Assets
18.	INTANGIBLE ASSETS
The changes in intangible assets during the fiscal years ended on December 31, 2024 and 2023 are as follow:

Item	12/31/2024
	Original value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers	Depreciation					Residual value at the end of the fiscal year
						Accumulated	Transfers	Decrease	For the fiscal year	At the end
Cost
Licenses	96,183,465	5	7,605,218	52,404,300	21,433,761	66,574,452	22,355,273	51,564,224	12,310,858	49,676,359	23,141,785
Other intangible assets	423,961,692	5	53,774,871	166,684,033	(21,412,634)	289,876,419	(21,497,826)	164,325,619	61,252,795	165,305,769	124,334,127

Total intangible assets	520,145,157		61,380,089	219,088,333	21,127	356,450,871	857,447	215,889,843	73,563,653	214,982,128	147,475,912

Item	12/31/2023
	Original value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers	Depreciation					Residual value at the end of the fiscal year
						Accumulated	Transfers	Decrease	For the fiscal year	At the end

Cost
Licenses	75,691,583	5	20,492,892		(1,010)	53,004,638	(2,274)		13,572,088	66,574,452	29,609,013
Other intangible assets	263,567,114	5	171,147,708	10,741,833	(11,297)	229,249,964	9,248,613	2,946,508	54,324,350	289,876,419	134,085,273

Total intangible assets	339,258,697		191,640,600	10,741,833	(12,307)	282,254,602	9,246,339	2,946,508	67,896,438	356,450,871	163,694,286